Credit Facilities, Long-Term Debt, and Finance Lease Obligations - Amounts Outstanding (Details) CAD in Millions, $ in Millions	Dec. 31, 2017 CAD	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD	Dec. 31, 2016 USD ($)
Disclosure of detailed information about borrowings [line items]
Carrying value	CAD 3,707		CAD 4,361
Notional amount	CAD 3,664		CAD 4,311
Interest rate	6.65%	6.65%	6.65%	6.65%
Less: current portion of long-term debt	CAD (729)		CAD (623)
Less: current portion of finance lease obligations	(18)		(16)
Total current long-term debt and finance lease obligations	(747)		(639)
Credit facilities, long-term debt, and finance lease obligations (Note 21)	2,960		3,722
All Borrowings Except Finance Lease Obligations [Member]
Disclosure of detailed information about borrowings [line items]
Carrying value	3,638		4,288
Credit facilities
Disclosure of detailed information about borrowings [line items]
Carrying value	27		0
Notional amount	27		0
Debentures
Disclosure of detailed information about borrowings [line items]
Carrying value	1,046		1,045
Notional amount	1,051		1,051
Senior notes
Disclosure of detailed information about borrowings [line items]
Carrying value	1,499		2,151
Notional amount	1,510		2,158
Senior notes | U.S. Dollars
Disclosure of detailed information about borrowings [line items]
Notional amount | $		$ 1,200		$ 1,600
Non-recourse
Disclosure of detailed information about borrowings [line items]
Carrying value	1,022		1,038
Notional amount	1,032		1,048
Non-recourse | U.S. Dollars
Disclosure of detailed information about borrowings [line items]
Notional amount | $		27		53
Other
Disclosure of detailed information about borrowings [line items]
Carrying value	44		54
Notional amount	44		54
Other | U.S. Dollars
Disclosure of detailed information about borrowings [line items]
Notional amount | $		$ 24		$ 29
Finance lease obligation
Disclosure of detailed information about borrowings [line items]
Carrying value	CAD 69		CAD 73
Weighted average [member] | Credit facilities
Disclosure of detailed information about borrowings [line items]
Interest rate	2.80%	2.80%	0.00%	0.00%
Weighted average [member] | Debentures
Disclosure of detailed information about borrowings [line items]
Interest rate	6.00%	6.00%	6.00%	6.00%
Weighted average [member] | Senior notes
Disclosure of detailed information about borrowings [line items]
Interest rate	6.00%	6.00%	5.00%	5.00%
Weighted average [member] | Non-recourse
Disclosure of detailed information about borrowings [line items]
Interest rate	4.30%	4.30%	4.50%	4.50%
Weighted average [member] | Other
Disclosure of detailed information about borrowings [line items]
Interest rate	9.20%	9.20%	9.20%	9.20%